Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Liability Awards	$2.7	$17.3	$2.7
Equity Awards	23.0	28.2	15.7
Total stock-based compensation expense	$25.7	$45.5	$18.4

Summary of Stock Options Available for Grant
The following summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2023	18,948,803
Granted	(1,169,733)
Balance at 31 March 2024	17,779,070
Granted	(1,175,352)
Balance at 31 March 2025	16,603,718

Schedule of Stock Options Roll Forward
The following summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price (A$)
Balance at 31 March 2023	269,221	33.05
Granted	—	—
Balance at 31 March 2024	269,221	33.05
Granted	—	—
Balance at 31 March 2025	269,221	33.05
Options exercisable at 31 March 2025	—	—

Restricted Stock Unit Activity
The following summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2023	1,136,526	372,029	870,044	2,378,599	26.97
Granted	533,278	176,624	459,831	1,169,733	43.20
Vested	(373,440)	(90,452)	(42,581)	(506,473)	30.88
Forfeited	(68,712)	(13,299)	(173,643)	(255,654)	25.63
Outstanding at 31 March 2024	1,227,652	444,902	1,113,651	2,786,205	33.36
Granted	527,577	250,826	396,949	1,175,352	45.57
Vested	(532,445)	(104,434)	(1,490)	(638,369)	35.86
Forfeited	(121,585)	(5,609)	(322,022)	(449,216)	28.64
Outstanding at 31 March 2025	1,101,199	585,685	1,187,088	2,873,972	38.64

Assumptions Used to Fair Value Restricted Stock Grants
The following includes the assumptions used to fair value the RSU grants (market condition):

Vesting Condition:	Market	Market
	FY25	FY24
Date of grant	17-Aug-24	1-Sep-23
Dividend yield (per annum)	—%	—%
Expected volatility	37.9%	35.4%
Risk free interest rate	3.9%	4.6%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	51.99	46.72
Number of restricted stock units	396,949	451,945

Schedule of Fair Value of Restricted Stock Units Vested	The following presents the total fair value of all of our restricted stock units vested:

	Years ended 31 March
(Millions of US dollars)	2025	2024	2023
Total fair value vested	$22.3	$16.1	$18.4

Cash Settled Units Activity	The following represents the activity related to the CSUs:

	FY25	FY24
Granted	500,610	529,875
Vested	232,420	177,955
Cancelled	88,382	125,144